SHARE CAPITAL	12 Months Ended
May 31, 2019
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL
9.	SHARE CAPITAL

Authorized share capital consists of an unlimited number of common shares without par value.

Issued share capital

In December 2018 and January 2019, the Company completed a non-brokered private placement for $6,824,070 by issuing 8,748,808 units at $0.78 per unit. Each unit consisted of one common share and one-half share purchase warrant, where each full warrant is exercisable at $1.17 per share for two years, subject to acceleration if the share price is at or above $1.50 per share for ten consecutive trading days. Under the relative fair value method, the warrants were assigned a fair value of $400,137. The Company paid and/or accrued share issue costs of $442,143 and issued 441,240 underwriter’s warrants (valued at $90,769) exercisable at $0.78 per share for two years.

During the year ended May 31, 2019, the Company issued 48,366,090 (2018 - 18,552,764) common shares pursuant to the acquisitions of royalty interests, conversion on loan payable, vesting of RSUs, and exercise of share purchase warrants and options.

Restricted share units

The Company has adopted a restricted share unit (“RSU”) plan approved by the Company’s shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 2% of the issued common shares of the Company updated annually. The vesting terms, if any, are determined by the Company’s Board of Directors at the time of issuance. During the year ended May 31, 2019, the Company granted 214,000 (2018 - 48,000) RSUs, which vested immediately.

Stock options

The Company has adopted a stock option plan approved by the Company’s shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The vesting terms, if any, are determined by the Company’s Board of Directors at the time of the grant.

The continuity of stock options for the years ended May 31, 2019 and 2018 are as follows:

		Weighted average
	Outstanding	exercise price
Balance at May 31, 2017	4,100,000	$0.32
Granted	3,400,000	0.58
Exercised	(1,333,333)	0.29
Expired/cancelled	(395,833)	0.55
Balance at May 31, 2018	5,770,834	0.47
Granted	3,050,000	0.77
Exercised	(133,333)	0.36
Balance at May 31, 2019	8,687,501	$0.57

As at May 31, 2019, the weighted average remaining life of the stock options outstanding was 3.50 (2018 - 3.92) years.

The Company’s outstanding stock options as at May 31, 2019 are as follows:

	Exercise
Expiry date	price	Outstanding	Exercisable
Jul 15, 2021	$0.21	1,333,334	1,333,334
Nov 15, 2021	0.30	100,000	100,000
Nov 30, 2021	0.33	466,667	466,667
Mar 06, 2022	0.58	412,500	412,500
Jul 31, 2022	0.54	1,825,000	1,825,000
Mar 01, 2023	0.64	1,500,000	1,000,000
Sep 18, 2023	0.73	1,550,000	387,500
Jan 04, 2024	0.81	1,500,000	-
Total		8,687,501	5,525,001

Share purchase warrants

The continuity of share purchase warrants for the years ended May 31, 2019 and 2018 are as follows:

		Weighted average
	Outstanding	exercise price
Balance at May 31, 2017	10,514,168	$0.60
Exercised	(2,624,834)	0.49
Balance at May 31, 2018	7,889,334	0.64
Issued	8,032,467	0.94
Exercised	(8,168,011)	0.64
Expired/cancelled	(990,167)	0.67
Balance at May 31, 2019	6,763,623	$0.99

The Company’s outstanding share purchase warrants as at May 31, 2019 are as follows:

	Exercise
Expiry date	price	Outstanding
Oct 06, 2019	$0.60	1,055,760
Nov 08, 2020	0.85	525,000
Dec 05, 2020	0.85	75,000
Dec 21, 2020	1.17	2,397,675
Jan 04, 2021	1.17	2,243,522
Aug 11, 2021	0.45	383,333
Aug 30, 2021	0.45	83,333
Total		6,763,623

Share-based payments

During the year ended May 31, 2019, the Company granted 3,050,000 (2018 - 3,400,000) stock options to employees, directors, officers, and consultants of the Company. For the fair value method for share-based payments, the Company determined the fair value of the options granted to be $1,132,624 or $0.37 per option (2018 - $1,211,939 or $0.36). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	May 31	May 31
Weighted average:	2019	2018
Risk free interest rate	2.05%	1.65%
Expected dividend yield	2.35%	0.00%
Expected stock price volatility	67%	74%
Expected life in years	5	5
Forfeiture rate	0%	0%

In accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $917,571 (2018 - $803,946) with offsetting credit to reserve for the year ended May 31, 2019.

During the year ended May 31, 2019, the Company issued 214,000 (2018 - 48,000) RSUs to directors and officers of the Company. For the fair value method for share-based payments, the Company determined the fair value of the RSUs issued to be $166,900 or $0.78 per share (2018 - $28,800 or $0.60 per share).